INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
New Dragonfly
INVENTORY

NOTE 3 – INVENTORY

On June 30, 2022 and December 31, 2021 inventory consists of the following:

	June 30,	December 31,
	2022	2021
Raw material	$31,407	$22,885
Finished goods	10,861	4,242
Total inventory	$42,268	$27,127

NOTE 3 — INVENTORY

Inventory consists of the following as of:

	December 31,	December 31,
	2021	2020
Raw material	$22,885	$4,419
Work in process	—	172
Finished goods	4,242	1,357
Total inventory	$27,127	$5,948